UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut        November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $170,048
                                       (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  --------        -----       --------  -------   --- ----  ----------  --------  ----    ------  ----
ALERE INC                       COM             01449J105    3,281      106,090 SH        SOLE        NONE        106,090
AMERICAN AXLE & MFG HLDGS IN    COM             024061103    2,796      310,000 SH        SOLE        NONE        310,000
ANADARKO PETE CORP              COM             032511107      628       11,000 SH        SOLE        NONE         11,000
ANNALY CAP MGMT INC             COM             035710409    2,669      151,656 SH        SOLE        NONE        151,656
AVIS BUDGET GROUP               COM             053774105    3,449      296,050 SH        SOLE        NONE        296,050
BABCOCK & WILCOX CO NEW         COM             05615F102    1,621       76,185 SH        SOLE        NONE         76,185
BBVA BANCO FRANCES S A          SPONSORED ADR   07329M100      832       84,050 SH        SOLE        NONE         84,050
CEDAR FAIR L P                  DEPOSITRY UNIT  150185106   12,819      967,454 SH        SOLE        NONE        967,454
CHARTER COMMUNICATIONS INC D    CL A NEW        16117M305   19,195      590,604 SH        SOLE        NONE        590,604
CITIGROUP INC                   COM             172967101   19,774    5,057,310 SH        SOLE        NONE      5,057,310
CLEAR CHANNEL OUTDOOR HLDGS     CL A            18451C109   12,275    1,073,945 SH        SOLE        NONE      1,073,945
CUMULUS MEDIA INC               CL A            231082108      800      284,829 SH        SOLE        NONE        284,829
DANA HLDG CORP                  COM             235825205    5,286      429,088 SH        SOLE        NONE        429,088
DELTA AIR LINES INC DEL         COM NEW         247361702   19,169    1,646,784 SH        SOLE        NONE      1,646,784
DISCOVER FINL SVCS              COM             254709108    5,438      326,000 SH        SOLE        NONE        326,000
GRUPO FINANCIERO GALICIA S A    SP ADR 10 SH B  399909100    1,193      119,500 SH        SOLE        NONE        119,500
HORSEHEAD HLDG CORP             COM             440694305    2,538      257,158 SH        SOLE        NONE        257,158
HOVNANIAN ENTERPRISES INC       CL A            442487203    8,308    2,114,012 SH        SOLE        NONE      2,114,012
NORTH AMERN ENERGY PARTNERS     COM             656844107    3,061      375,609 SH        SOLE        NONE        375,609
REDWOOD TR INC                  COM             758075402      228       15,780 SH        SOLE        NONE         15,780
RSC HOLDINGS INC                COM             74972L102    1,962      262,980 SH        SOLE        NONE        262,980
RUSH ENTERPRISES INC            CL A            781846209    4,513      294,173 SH        SOLE        NONE        294,173
SMURFIT-STONE CONTAINER CORP    COM             83272A104   14,563      792,748 SH        SOLE        NONE        792,748
SPANSION INC                    COM CL A NEW    84649R200    7,272      485,745 SH        SOLE        NONE        485,745
SPDR GOLD TRUST                 GOLD SHS        78463V107    2,426       18,967 SH        SOLE        NONE         18,967
TEMPLE INLAND INC               COM             879868107    2,094      112,231 SH        SOLE        NONE        112,231
TERRA NOVA RTY CORP             COM             88102D103      411       55,141 SH        SOLE        NONE         55,141
TIME WARNER CABLE INC           COM             88732J207    4,576       84,751 SH        SOLE        NONE         84,751
TOLL BROTHERS INC               COM             889478103    1,599       84,060 SH        SOLE        NONE         84,060
TOWN SPORTS INTL HLDGS INC      COM             89214a102      863      317,374 SH        SOLE        NONE        317,374
VERISK ANALYTICS INC            CL A            92345Y106    1,120       40,000 SH        SOLE        NONE         40,000
WASTE MGMT INC DEL              COM             94106l109    3,081       86,218 SH        SOLE        NONE         86,218
WINN DIXIE STORES INC           COM NEW         974280307      207       29,054 SH        SOLE        NONE         29,054

SK 01385 0001 1142853